Quarterly Holdings Report
for
Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2024
SIT-NPRT3-0125
1.912869.114
Common Stocks - 50.0%
	Shares	Value ($)
AUSTRALIA - 1.6%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	371,352	10,093,106
REA Group Ltd	4,485	739,712
SEEK Ltd	139,389	2,386,741
		13,219,559
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Wesfarmers Ltd	116,074	5,455,934
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	765,760	33,958,582
TOTAL CONSUMER DISCRETIONARY		39,414,516

Consumer Staples - 0.0%
Beverages - 0.0%
Treasury Wine Estates Ltd	1,448,550	10,745,019
Consumer Staples Distribution & Retail - 0.0%
Woolworths Group Ltd	47,281	932,825
TOTAL CONSUMER STAPLES		11,677,844

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Paladin Energy Ltd (b)	1,033,758	5,164,304
Santos Ltd	3,567,047	15,419,461
Whitehaven Coal Ltd	3,286,132	14,161,256
Woodside Energy Group Ltd	1,385,174	22,217,925
		56,962,946
Financials - 0.3%
Banks - 0.1%
ANZ Group Holdings Ltd	1,033,469	21,063,537
Commonwealth Bank of Australia	27,430	2,847,624
National Australia Bank Ltd	60,602	1,551,296
Westpac Banking Corp	64,465	1,407,413
		26,869,870
Capital Markets - 0.2%
HUB24 Ltd	80,845	3,990,572
Macquarie Group Ltd	228,956	34,628,241
Netwealth Group Ltd	23,454	472,739
		39,091,552
Financial Services - 0.0%
Challenger Ltd	465,869	1,897,663
Insurance - 0.0%
Insurance Australia Group Ltd	151,192	842,764
Medibank Pvt Ltd	293,578	733,176
QBE Insurance Group Ltd	240,023	3,135,779
Steadfast Group Ltd	2,386,825	9,064,684
		13,776,403
TOTAL FINANCIALS		81,635,488

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Sonic Healthcare Ltd	498,700	9,321,761
Health Care Technology - 0.0%
Pro Medicus Ltd	36,964	6,100,287
TOTAL HEALTH CARE		15,422,048

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	167,078	2,080,187
Construction & Engineering - 0.0%
Worley Ltd	567,648	5,152,064
Ground Transportation - 0.0%
Aurizon Holdings Ltd	167,890	370,902
Passenger Airlines - 0.0%
Qantas Airways Ltd (b)	44,646	256,236
Trading Companies & Distributors - 0.0%
SGH Ltd	14,596	473,190
Transportation Infrastructure - 0.0%
Transurban Group unit	56,811	475,635
TOTAL INDUSTRIALS		8,808,214

Information Technology - 0.0%
Software - 0.0%
Technology One Ltd	96,873	1,916,298
WiseTech Global Ltd	61,192	5,140,935
		7,057,233
Materials - 0.5%
Containers & Packaging - 0.0%
Orora Ltd	658,051	1,047,013
Metals & Mining - 0.5%
Bellevue Gold Ltd (b)	580,417	486,787
BHP Group Ltd	344,362	9,080,560
BHP Group Ltd (United Kingdom) (c)	242,571	6,420,117
Evolution Mining Ltd	1,017,002	3,367,546
Glencore PLC	8,280,401	40,095,413
Northern Star Resources Ltd	95,069	1,090,121
Rio Tinto Ltd	315,120	24,392,384
Rio Tinto PLC	102,303	6,432,087
South32 Ltd	1,321,176	3,206,342
		94,571,357
TOTAL MATERIALS		95,618,370

Real Estate - 0.2%
Diversified REITs - 0.2%
GPT Group/The unit	2,737,926	8,515,707
Mirvac Group unit	519,793	734,262
Stockland unit	1,752,212	5,982,216
		15,232,185
Industrial REITs - 0.0%
Goodman Group unit	461,519	11,458,232
Retail REITs - 0.0%
Scentre Group unit	3,488,169	8,391,567
Vicinity Ltd unit	400,169	564,951
		8,956,518
Specialized REITs - 0.0%
National Storage REIT unit	6,319,190	10,332,214
TOTAL REAL ESTATE		45,979,149

Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	483,106	2,279,734
TOTAL AUSTRALIA		378,075,101
AUSTRIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	123,777	4,959,987
Financials - 0.1%
Banks - 0.1%
BAWAG Group AG (d)(e)	147,093	11,658,040
Erste Group Bank AG	97,765	5,361,953
Erste Group Bank AG (Czech Republic)	3,409	184,531
		17,204,524
Insurance - 0.0%
UNIQA Insurance Group AG	110,504	840,781
TOTAL FINANCIALS		18,045,305

Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	5,256	101,754
TOTAL AUSTRIA		23,107,046
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (d)(e)	218,000	2,812,776
BELGIUM - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class C	362,500	5,299,750
Proximus SADP	292,378	1,893,989
		7,193,739
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	4,948	1,055,171
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	764,388	41,079,952
Financials - 0.2%
Banks - 0.2%
KBC Group NV	473,728	34,161,768
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	71,700	4,959,079
TOTAL FINANCIALS		39,120,847

Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	206,808	40,507,196
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Azelis Group NV	161,810	3,149,686
Materials - 0.0%
Chemicals - 0.0%
Umicore SA	159,342	1,725,245
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	238,410	5,270,580
TOTAL BELGIUM		139,102,416
BRAZIL - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	4,824	9,576,460
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	318,384	1,266,805
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA ADR	420,221	5,479,682
Financials - 0.0%
Banks - 0.0%
Banco Bradesco SA ADR	4,526,078	9,640,546
NU Holdings Ltd/Cayman Islands Class A (b)	101,128	1,267,134
		10,907,680
Industrials - 0.0%
Electrical Equipment - 0.0%
WEG SA	277,200	2,477,698
Ground Transportation - 0.0%
Rumo SA	423,700	1,353,463
TOTAL INDUSTRIALS		3,831,161

Materials - 0.2%
Metals & Mining - 0.2%
Wheaton Precious Metals Corp	199,792	12,445,170
TOTAL BRAZIL		43,506,958
CANADA - 1.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Magna International Inc (United States) (c)	126,907	5,728,582
Broadline Retail - 0.1%
Dollarama Inc	67,531	7,046,126
TOTAL CONSUMER DISCRETIONARY		12,774,708

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	109,561	6,427,088
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States) (c)	63,411	3,769,784
Parkland Corp	63,476	1,653,944
		5,423,728
Financials - 0.2%
Banks - 0.0%
National Bank of Canada	113,214	11,246,601
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States) (c)	140,727	8,043,955
Brookfield Corp Class A	144,221	8,851,763
		16,895,718
Insurance - 0.1%
Definity Financial Corp	102,764	4,283,638
Great-West Lifeco Inc	33,859	1,220,089
Intact Financial Corp	39,701	7,567,024
Sun Life Financial Inc (c)	118,340	7,267,507
		20,338,258
TOTAL FINANCIALS		48,480,577

Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Boyd Group Services Inc	5,906	911,179
Element Fleet Management Corp	582,213	12,425,645
RB Global Inc (c)	80,401	7,860,002
		21,196,826
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd	286,224	21,938,286
Canadian Pacific Kansas City Ltd (United States)	119,064	9,119,112
TFI International Inc	10,652	1,617,677
		32,675,075
Professional Services - 0.0%
Thomson Reuters Corp	8,713	1,416,185
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	39,824	3,283,087
TOTAL INDUSTRIALS		58,571,173

Information Technology - 0.3%
IT Services - 0.1%
Shopify Inc Class A (United States) (b)	211,908	24,496,565
Software - 0.2%
Constellation Software Inc/Canada	11,380	38,184,714
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	6,340	0
Lumine Group Inc Subordinate Voting Shares (b)(d)	43,700	1,314,075
		39,498,789
TOTAL INFORMATION TECHNOLOGY		63,995,354

Materials - 0.5%
Chemicals - 0.0%
Methanex Corp	54,074	2,537,525
Containers & Packaging - 0.0%
CCL Industries Inc Class B	123,600	6,848,078
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	122,185	10,317,282
Agnico Eagle Mines Ltd/CA (United States)	264,693	22,345,383
Alamos Gold Inc Class A (United States)	222,459	4,186,678
Barrick Gold Corp	885,375	15,506,157
Barrick Gold Corp (United States)	739,053	12,926,037
Franco-Nevada Corp	241,173	29,627,045
Franco-Nevada Corp (United States)	26,015	3,189,959
Osisko Gold Royalties Ltd (United States) (c)	31,713	614,598
Wesdome Gold Mines Ltd (b)	14,137	122,887
		98,836,026
TOTAL MATERIALS		108,221,629

TOTAL CANADA		303,894,257
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	554,058	12,002,814
Lundin Mining Corp (c)	438,740	4,293,231

TOTAL CHILE		16,296,045
CHINA - 0.9%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	666,510	34,420,751
Tencent Holdings Ltd ADR	41,564	2,144,702
		36,565,453
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd A Shares (China)	243,400	1,882,870
Broadline Retail - 0.2%
Alibaba Group Holding Ltd ADR	24,220	2,116,101
Prosus NV Class N	990,455	40,348,871
		42,464,972
Hotels, Restaurants & Leisure - 0.1%
Meituan B Shares (b)(d)(e)	342,195	7,218,015
Trip.com Group Ltd (b)	77,350	5,028,032
Trip.com Group Ltd ADR (b)	23,500	1,519,275
Yum China Holdings Inc	71,612	3,333,539
Yum China Holdings Inc (Hong Kong)	6,000	273,779
		17,372,640
Textiles, Apparel & Luxury Goods - 0.0%
ANTA Sports Products Ltd	189,200	1,870,113
Li Ning Co Ltd	1,368,500	2,807,360
		4,677,473
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	2,575,300	5,926,774
Financials - 0.3%
Banks - 0.2%
Agricultural Bank of China Ltd H Shares	4,713,000	2,350,442
Bank of China Ltd H Shares	9,426,000	4,373,761
BOC Hong Kong Holdings Ltd	2,617,230	8,040,077
China Construction Bank Corp H Shares	2,878,000	2,175,939
China Merchants Bank Co Ltd H Shares	365,000	1,653,760
Huaxia Bank Co Ltd A Shares (China)	766,200	801,995
Industrial & Commercial Bank of China Ltd H Shares	18,859,000	11,053,604
Jiangsu Suzhou Rural Commercial Bank Co Ltd A Shares (China)	229,200	166,933
Ping An Bank Co Ltd A Shares (China)	1,793,713	2,831,612
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	1,374,984	1,584,894
		35,033,017
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	1,109,000	1,004,942
GF Securities Co Ltd A Shares (China)	2,332,600	5,317,075
Huatai Securities Co Ltd A Shares (China)	1,004,686	2,507,712
Orient Securities Co Ltd/China H Shares (b)(d)(e)	226,000	150,473
Shenwan Hongyuan Group Co Ltd A Shares (China)	361,300	268,515
		9,248,717
Insurance - 0.1%
Ping An Insurance Group Co of China Ltd Class H ADR	78,598	918,811
Ping An Insurance Group Co of China Ltd H Shares	2,586,000	15,039,616
		15,958,427
TOTAL FINANCIALS		60,240,161

Industrials - 0.0%
Building Products - 0.0%
Xinyi Glass Holdings Ltd	643,000	670,274
Commercial Services & Supplies - 0.0%
Wangneng Environment Co Ltd A Shares (China) (b)	33,865	73,616
Construction & Engineering - 0.0%
China State Construction Engineering Corp Ltd A Shares (China)	624,880	518,348
Electrical Equipment - 0.0%
China XD Electric Co Ltd A Shares (China)	694,100	726,934
Henan Pinggao Electric Co Ltd A Shares (China)	1,315,000	3,183,951
Warom Technology Inc Co A Shares (China)	488,300	1,301,420
		5,212,305
Machinery - 0.0%
Airtac International Group	43,158	1,056,374
Jiangsu Tongli Risheng Machinery Co Ltd A Shares (China) (b)	179,900	856,320
Yangzijiang Shipbuildling (Holdings) Ltd	4,549,860	8,187,399
		10,100,093
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	333,000	866,742
Professional Services - 0.0%
Huatu Cendes Co Ltd A Shares (China) (b)	124,600	1,210,628
Transportation Infrastructure - 0.0%
Huaihe Energy Group Co Ltd A Shares (China) (b)	187,901	100,410
Xiandai Investment Co Ltd A Shares (China) (b)	1,195,600	764,902
		865,312
TOTAL INDUSTRIALS		19,517,318

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Quectel Wireless Solutions Co Ltd A Shares (China) (b)	43,572	302,419
Wuxi Xinje Electric Co Ltd A Shares (China) (b)	82,200	428,006
Zhejiang Jiecang Linear Motion Technology Co Ltd A Shares (China) (b)	160,500	503,171
		1,233,596
IT Services - 0.0%
Beijing Ultrapower Software Co Ltd A Shares (China) (b)	2,595,004	4,367,291
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	66,053	15,150,577
Wuxi Taiji Industry Ltd Co A Shares (China) (b)	654,500	683,813
		15,834,390
Software - 0.0%
Neusoft Corp A Shares (China) (b)	874,332	1,286,331
TOTAL INFORMATION TECHNOLOGY		22,721,608

Materials - 0.0%
Metals & Mining - 0.0%
Western Mining Co Ltd A Shares (China)	83,900	196,666
Zijin Mining Group Co Ltd H Shares	884,000	1,697,553
		1,894,219
Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	852,300	3,045,494
TOTAL CHINA		216,308,982
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	7,283	1,172,855
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	11,384	1,174,550
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S	61,123	1,755,589
Health Care - 0.8%
Biotechnology - 0.0%
Genmab A/S (b)	23,685	5,104,646
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	1,660,723	177,979,422
TOTAL HEALTH CARE		183,084,068

Industrials - 0.1%
Air Freight & Logistics - 0.1%
DSV A/S	145,356	31,039,214
Building Products - 0.0%
ROCKWOOL A/S Series B	3,227	1,176,988
Electrical Equipment - 0.0%
Vestas Wind Systems A/S (b)	88,723	1,389,173
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	253	414,781
Transportation Infrastructure - 0.0%
Svitzer Group A/S	4,519	144,299
TOTAL INDUSTRIALS		34,164,455

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	240,075	14,073,333
TOTAL DENMARK		235,424,850
FINLAND - 0.2%
Financials - 0.1%
Banks - 0.0%
Nordea Bank Abp	344,915	3,897,370
Nordea Bank Abp (Denmark)	19,602	221,872
Nordea Bank Abp (Sweden)	110,850	1,254,660
		5,373,902
Insurance - 0.1%
Mandatum Holding Oy	551,036	2,480,629
Sampo Oyj A Shares	240,063	10,284,454
Sampo Oyj Series A (Denmark) (b)	5,879	251,579
		13,016,662
TOTAL FINANCIALS		18,390,564

Industrials - 0.0%
Machinery - 0.0%
Kone Oyj B Shares	30,322	1,572,019
Metso Oyj	105,728	930,248
Valmet Oyj	33,808	792,773
Wartsila OYJ Abp	44,703	812,762
		4,107,802
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj	504,544	2,119,308
Nokia Oyj (France)	153,410	646,194
Nokia Oyj (Sweden) (c)	5,828	24,584
Nokia Oyj ADR	963,571	4,046,998
		6,837,084
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	727,875	7,070,867
UPM-Kymmene Oyj	266,160	7,003,488
		14,074,355
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	395,040	5,955,046
TOTAL FINLAND		49,364,851
FRANCE - 5.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Orange SA	755,804	8,054,848
Entertainment - 0.0%
Bollore SE	131,649	811,765
Media - 0.1%
JCDecaux SE (b)	199,567	2,971,474
Publicis Groupe SA	142,082	15,419,908
		18,391,382
TOTAL COMMUNICATION SERVICES		27,257,995

Consumer Discretionary - 0.9%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA Series B	207,384	6,746,815
Valeo SE	133,929	1,111,006
		7,857,821
Automobiles - 0.0%
Renault SA	127,107	5,444,003
Hotels, Restaurants & Leisure - 0.2%
Accor SA	655,129	30,239,995
Sodexo SA	208,272	17,299,187
		47,539,182
Household Durables - 0.0%
SEB SA	42,825	4,063,927
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	15,191	33,149,629
Kering SA	200,033	46,839,126
LVMH Moet Hennessy Louis Vuitton SE	108,887	68,260,097
		148,248,852
TOTAL CONSUMER DISCRETIONARY		213,153,785

Consumer Staples - 0.3%
Beverages - 0.1%
Pernod Ricard SA	129,160	14,454,273
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	655,800	9,987,136
Food Products - 0.2%
Danone SA	492,042	33,620,962
Personal Care Products - 0.0%
L'Oreal SA	30,091	10,470,046
TOTAL CONSUMER STAPLES		68,532,417

Energy - 0.5%
Energy Equipment & Services - 0.0%
Vallourec SACA (b)(c)	509,540	8,938,376
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	1,870,264	108,700,110
TOTAL ENERGY		117,638,486

Financials - 0.8%
Banks - 0.4%
BNP Paribas SA	1,174,154	70,185,956
BNP Paribas SA ADR	17,239	514,412
Societe Generale SA Series A	1,062,964	28,181,806
		98,882,174
Capital Markets - 0.1%
Amundi SA (d)(e)	234,990	15,309,278
Financial Services - 0.0%
Edenred SE	83,408	2,758,826
Eurazeo SE	3,241	238,204
Worldline SA/France (b)(d)(e)	1,020,574	7,174,126
		10,171,156
Insurance - 0.3%
AXA SA	1,904,469	66,373,820
TOTAL FINANCIALS		190,736,428

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	149,505	36,305,966
Pharmaceuticals - 0.0%
Ipsen SA	11,407	1,318,746
TOTAL HEALTH CARE		37,624,712

Industrials - 1.4%
Aerospace & Defense - 0.6%
Airbus SE	100,883	15,768,600
Airbus SE ADR	17,224	671,736
Dassault Aviation SA	67,539	13,446,454
Safran SA	292,879	68,341,639
Thales SA	207,937	31,092,846
		129,321,275
Building Products - 0.2%
Cie de Saint-Gobain SA	608,986	55,606,164
Commercial Services & Supplies - 0.0%
Pluxee France SA	214,300	4,605,095
Construction & Engineering - 0.0%
Vinci SA	90,689	9,585,274
Electrical Equipment - 0.4%
Legrand SA	687,073	68,888,990
Ground Transportation - 0.0%
Ayvens SA (d)(e)	215,744	1,416,942
Machinery - 0.2%
Alstom SA (b)	2,371,784	53,424,639
Professional Services - 0.0%
Bureau Veritas SA	111,422	3,391,062
Teleperformance SE	87,013	8,185,477
		11,576,539
Trading Companies & Distributors - 0.0%
Rexel SA	147,042	3,797,649
TOTAL INDUSTRIALS		338,222,567

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
VusionGroup (c)	7,572	1,142,644
IT Services - 0.2%
Alten SA	40,200	3,205,218
Capgemini SE	268,269	43,124,297
		46,329,515
Software - 0.1%
Dassault Systemes SE	494,605	17,072,197
TOTAL INFORMATION TECHNOLOGY		64,544,356

Materials - 0.2%
Chemicals - 0.2%
Air Liquide SA	316,646	52,669,422
Arkema SA	30,860	2,445,848
		55,115,270
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	38,288	2,103,964
Office REITs - 0.0%
Gecina SA	20,160	2,031,343
Retail REITs - 0.1%
Klepierre SA	410,547	12,416,659
Unibail-Rodamco-Westfield unit	31,432	2,576,215
		14,992,874
TOTAL REAL ESTATE		19,128,181

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	2,234,664	35,622,684
Veolia Environnement SA	563,476	16,425,702
		52,048,386
TOTAL FRANCE		1,184,002,583
GEORGIA - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Georgia Capital PLC (b)	75,897	1,141,518
GERMANY - 4.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	2,465,811	78,901,982
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	44,798	3,955,281
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	6,285	564,874
TOTAL COMMUNICATION SERVICES		83,422,137

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Continental AG	9,245	608,423
Automobiles - 0.0%
Bayerische Motoren Werke AG	30,791	2,278,338
Mercedes-Benz Group AG	141,533	7,956,885
Volkswagen AG	1,492	131,956
Volkswagen AG ADR	37,732	330,288
		10,697,467
Hotels, Restaurants & Leisure - 0.0%
TUI AG (b)	201,248	1,597,143
Specialty Retail - 0.1%
Zalando SE (b)(d)(e)	504,456	15,683,328
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	82,482	19,446,033
Puma SE	34,129	1,603,809
		21,049,842
TOTAL CONSUMER DISCRETIONARY		49,636,203

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	9,365	711,061
Personal Care Products - 0.0%
Beiersdorf AG	79,754	10,336,947
TOTAL CONSUMER STAPLES		11,048,008

Financials - 1.0%
Banks - 0.0%
Commerzbank AG	182,686	2,804,101
Capital Markets - 0.2%
Deutsche Bank AG	134,329	2,281,739
Deutsche Bank AG (United States)	347,649	5,913,510
Deutsche Boerse AG	214,487	50,218,052
		58,413,301
Insurance - 0.8%
Allianz SE	334,480	103,543,174
Hannover Rueck SE	72,928	19,043,173
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	74,483	38,974,702
Talanx AG	115,457	9,785,136
		171,346,185
TOTAL FINANCIALS		232,563,587

Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	27,650	3,273,484
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	401,428	21,770,408
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	18,221	801,952
Fresenius SE & Co KGaA (b)	518,462	18,228,125
		19,030,077
Pharmaceuticals - 0.1%
Bayer AG	148,526	3,049,069
Merck KGaA	174,369	26,091,845
		29,140,914
TOTAL HEALTH CARE		73,214,883

Industrials - 1.0%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	64,967	22,120,279
Rheinmetall AG	48,514	31,908,687
		54,028,966
Air Freight & Logistics - 0.1%
Deutsche Post AG	661,037	24,322,741
Electrical Equipment - 0.0%
Siemens Energy AG (b)	95,012	5,154,605
Industrial Conglomerates - 0.5%
Siemens AG	527,062	102,385,947
Machinery - 0.2%
Daimler Truck Holding AG	174,759	6,611,421
Gea Group Ag	372,580	18,631,017
KION Group AG	91,757	3,274,481
Knorr-Bremse AG	100,790	7,684,684
Krones AG	11,935	1,488,253
		37,689,856
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	132,083	884,370
Trading Companies & Distributors - 0.0%
Brenntag SE	75,420	4,870,634
TOTAL INDUSTRIALS		229,337,119

Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	1,375,928	44,850,958
Software - 1.0%
Nemetschek SE	21,277	2,207,975
SAP SE	873,309	207,381,096
SAP SE ADR (c)	10,989	2,610,986
		212,200,057
TOTAL INFORMATION TECHNOLOGY		257,051,015

Materials - 0.3%
Chemicals - 0.2%
BASF SE	257,388	11,566,559
Covestro AG	85,739	5,218,830
K+S AG (c)	215,900	2,558,728
LANXESS AG	591,386	14,786,250
Symrise AG	186,370	20,580,909
		54,711,276
Construction Materials - 0.1%
Heidelberg Materials AG	207,038	26,123,216
TOTAL MATERIALS		80,834,492

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE	121,968	11,308,781
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
RWE AG	437,031	14,744,115
Multi-Utilities - 0.1%
E.ON SE	1,279,802	16,495,206
TOTAL UTILITIES		31,239,321

TOTAL GERMANY		1,059,655,546
GREECE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	152,055	2,400,620
Financials - 0.0%
Banks - 0.0%
National Bank of Greece SA	677,464	4,772,257
TOTAL GREECE		7,172,877
HONG KONG - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	6,359,590	7,904,529
PCCW Ltd	115,000	62,673
		7,967,202
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Melco Resorts & Entertainment Ltd ADR (b)	26,978	173,199
Textiles, Apparel & Luxury Goods - 0.0%
Yue Yuen Industrial Holdings Ltd	568,000	1,270,334
TOTAL CONSUMER DISCRETIONARY		1,443,533

Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	741,500	588,053
Financials - 0.6%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR	26,916	2,347,882
Hong Kong Exchanges & Clearing Ltd	691,770	26,042,510
		28,390,392
Insurance - 0.5%
AIA Group Ltd	10,206,636	76,851,886
AIA Group Ltd ADR	41,191	1,239,849
Prudential PLC	3,598,175	29,489,538
Prudential PLC ADR (c)	16,630	271,900
		107,853,173
TOTAL FINANCIALS		136,243,565

Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	102,000	357,262
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	13,500	589,653
Jardine Matheson Holdings Ltd ADR	999	43,437
Swire Pacific Ltd A Shares	33,500	275,794
		908,884
Machinery - 0.1%
Techtronic Industries Co Ltd	1,867,730	26,311,466
Techtronic Industries Co Ltd ADR	20,321	1,442,385
		27,753,851
TOTAL INDUSTRIALS		29,019,997

Information Technology - 0.0%
Communications Equipment - 0.0%
VTech Holdings Ltd	56,700	387,353
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	95,900	952,220
TOTAL INFORMATION TECHNOLOGY		1,339,573

Real Estate - 0.2%
Real Estate Management & Development - 0.1%
CK Asset Holdings Ltd	2,304,200	9,418,196
Henderson Land Development Co Ltd	266,000	835,424
Hongkong Land Holdings Ltd (Singapore)	112,200	510,348
Sun Hung Kai Properties Ltd	794,000	7,935,189
Wharf Real Estate Investment Co Ltd	278,000	745,026
		19,444,183
Retail REITs - 0.1%
Link REIT	4,467,810	19,438,993
TOTAL REAL ESTATE		38,883,176

Utilities - 0.0%
Electric Utilities - 0.0%
CK Infrastructure Holdings Ltd	57,500	396,144
CLP Holdings Ltd	588,500	4,956,956
Power Assets Holdings Ltd	115,000	753,856
		6,106,956
TOTAL HONG KONG		221,592,055
INDIA - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mahindra & Mahindra Ltd	98,418	3,463,091
Hotels, Restaurants & Leisure - 0.0%
Indian Hotels Co Ltd/The	241,040	2,266,998
MakeMyTrip Ltd (b)	9,912	1,137,303
Zomato Ltd (b)	569,625	1,893,550
		5,297,851
Specialty Retail - 0.0%
Trent Ltd	16,172	1,302,038
TOTAL CONSUMER DISCRETIONARY		10,062,980

Consumer Staples - 0.0%
Beverages - 0.0%
Varun Beverages Ltd	146,337	1,080,022
Food Products - 0.0%
Nestle India Ltd	34,530	913,045
TOTAL CONSUMER STAPLES		1,993,067

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	641,622	9,834,664
Financials - 0.3%
Banks - 0.3%
HDFC Bank Ltd/Gandhinagar	1,041,203	22,194,388
HDFC Bank Ltd/Gandhinagar ADR	126,562	8,449,279
ICICI Bank Ltd	360,975	5,547,693
		36,191,360
Capital Markets - 0.0%
HDFC Asset Management Co Ltd (d)(e)	20,562	1,024,411
TOTAL FINANCIALS		37,215,771

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	13,945	1,127,291
Max Healthcare Institute Ltd	107,241	1,244,837
		2,372,128
Industrials - 0.0%
Electrical Equipment - 0.0%
Havells India Ltd	62,922	1,280,096
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(d)(e)	40,290	2,090,731
TOTAL INDUSTRIALS		3,370,827

Information Technology - 0.0%
IT Services - 0.0%
Tata Consultancy Services Ltd	56,389	2,853,048
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Macrotech Developers Ltd (d)(e)	68,371	1,015,325
TOTAL INDIA		68,717,810
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	27,382,473	17,367,867
IRELAND - 0.5%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	121,444	264,249
Financials - 0.3%
Banks - 0.3%
AIB Group PLC	8,623,114	46,929,250
AIB Group PLC (United Kingdom)	9,418	51,201
Bank of Ireland Group PLC	3,722,320	32,601,359
		79,581,810
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	271,682	20,441,517
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	203,460	20,215,785
TOTAL INDUSTRIALS		40,657,302

Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	18,251	6,613,615
TOTAL IRELAND		127,116,976
ISRAEL - 0.2%
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM	113,277	1,299,432
Bank Leumi Le-Israel BM	135,236	1,537,555
First International Bank of Israel Ltd	2,775	130,784
Israel Discount Bank Ltd Class A	104,164	684,190
Mizrahi Tefahot Bank Ltd	12,978	559,842
		4,211,803
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd (b)	4,242	69,798
Teva Pharmaceutical Industries Ltd ADR (b)	767,380	12,876,636
		12,946,434
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	1,593	386,788
Elbit Systems Ltd (United States) (c)	550	134,299
		521,087
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	24,953	5,582,984
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (b)	817	146,529
Software - 0.2%
Check Point Software Technologies Ltd (b)	126,751	23,068,683
Nice Ltd (b)	5,842	1,051,143
Nice Ltd ADR (b)(c)	38,402	7,006,061
		31,125,887
TOTAL INFORMATION TECHNOLOGY		36,855,400

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	46,056	207,931
ICL Group Ltd (United States) (c)	17,304	79,252
		287,183
TOTAL ISRAEL		54,821,907
ITALY - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (b)	4,768,711	1,145,441
Telecom Italia SpA/Milano (b)	1,117,350	314,554
		1,459,995
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Pirelli & C SpA (d)(e)	368,990	2,001,902
Automobiles - 0.0%
Ferrari NV	10,145	4,404,553
Ferrari NV (Italy)	3,363	1,463,120
		5,867,673
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	24,613	2,438,417
Moncler SpA	138,729	6,794,997
		9,233,414
TOTAL CONSUMER DISCRETIONARY		17,102,989

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	153,541	5,478,266
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	1,766,751	24,998,083
Financials - 0.8%
Banks - 0.6%
Banca Monte dei Paschi di Siena SpA	649,546	4,269,456
Banco BPM SpA	108,690	827,438
FinecoBank Banca Fineco SpA	970,126	15,572,494
Intesa Sanpaolo SpA (c)	7,672,162	29,449,896
Mediobanca Banca di Credito Finanziario SpA	43,038	627,857
UniCredit SpA	2,002,375	76,914,941
		127,662,082
Capital Markets - 0.0%
Azimut Holding SpA	117,295	2,961,201
Banca Generali SpA	73,686	3,452,653
		6,413,854
Financial Services - 0.0%
Nexi SpA (b)(d)(e)	61,809	366,035
Insurance - 0.2%
Generali	1,330,218	38,066,569
Poste Italiane Spa (d)(e)	529,323	7,431,125
		45,497,694
TOTAL FINANCIALS		179,939,665

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	24,776	2,770,060
Life Sciences Tools & Services - 0.0%
Stevanato Group SpA (c)	63,769	1,277,292
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	245,480	13,372,637
TOTAL HEALTH CARE		17,419,989

Industrials - 0.3%
Aerospace & Defense - 0.0%
Leonardo SpA	100,033	2,692,430
Electrical Equipment - 0.2%
Eurogroup Laminations SpA (c)	185,844	536,539
Prysmian SpA	568,182	37,478,612
		38,015,151
Machinery - 0.0%
GVS SpA (b)(d)(e)	37,800	204,919
Industrie De Nora SpA (c)	9,700	82,003
Interpump Group SpA	37,000	1,722,735
		2,009,657
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR (c)	534,313	23,531,145
TOTAL INDUSTRIALS		66,248,383

Utilities - 0.1%
Electric Utilities - 0.1%
Enel SpA	4,804,453	34,599,234
Gas Utilities - 0.0%
Ascopiave SpA	85,369	249,892
TOTAL UTILITIES		34,849,126

TOTAL ITALY		347,496,496
JAPAN - 9.8%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	66,500	1,339,645
Nippon Telegraph & Telephone Corp	20,971,100	21,520,354
		22,859,999
Entertainment - 0.3%
Capcom Co Ltd	354,960	8,317,948
GungHo Online Entertainment Inc	100	2,007
Konami Group Corp	17,400	1,720,338
MIXI Inc	31,100	583,898
Nexon Co Ltd	40,400	555,647
Nintendo Co Ltd	1,021,040	59,924,938
Square Enix Holdings Co Ltd	89,800	3,619,850
Toho Co Ltd/Tokyo	9,500	415,805
		75,140,431
Interactive Media & Services - 0.1%
LY Corp	5,663,230	15,626,956
Media - 0.0%
CyberAgent Inc	516,500	3,600,856
Dentsu Group Inc	42,100	1,077,305
Hakuhodo DY Holdings Inc	270,100	2,070,679
		6,748,840
Wireless Telecommunication Services - 0.1%
KDDI Corp	588,500	19,451,300
SoftBank Group Corp	241,370	14,469,440
		33,920,740
TOTAL COMMUNICATION SERVICES		154,296,966

Consumer Discretionary - 1.2%
Automobile Components - 0.3%
Aisin Corp	47,200	497,822
Asti Corp	16,600	212,916
Bridgestone Corp	36,500	1,305,573
Denso Corp	2,918,610	41,784,772
FCC Co Ltd	12,400	247,229
JTEKT Corp	72,300	507,396
Koito Manufacturing Co Ltd	175,800	2,288,931
Stanley Electric Co Ltd	145,400	2,448,520
Sumitomo Electric Industries Ltd	539,080	10,407,826
Tokai Rika Co Ltd	20,800	287,362
Toyoda Gosei Co Ltd	8,100	133,506
TPR Co Ltd	19,100	299,237
		60,421,090
Automobiles - 0.3%
Honda Motor Co Ltd	1,397,000	12,053,307
Isuzu Motors Ltd	1,817,829	24,248,822
Mazda Motor Corp	52,700	336,074
Subaru Corp	98,300	1,577,383
Suzuki Motor Corp	614,700	6,536,920
Toyota Motor Corp	965,400	16,495,303
		61,247,809
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	312,500	4,460,574
Pan Pacific International Holdings Corp	554,230	14,102,554
Rakuten Group Inc (b)	1,597,600	9,207,203
		27,770,331
Diversified Consumer Services - 0.0%
Global Kids Co Corp	15,500	72,001
Hotels, Restaurants & Leisure - 0.0%
McDonald's Holdings Co Japan Ltd	7,700	318,571
Household Durables - 0.4%
Iida Group Holdings Co Ltd	26,800	401,869
Panasonic Holdings Corp	1,508,500	14,716,967
Sekisui Chemical Co Ltd	96,700	1,563,462
Sekisui House Ltd	214,000	5,074,912
Sony Group Corp	3,773,455	75,757,132
Sumitomo Forestry Co Ltd	84,200	3,193,764
		100,708,106
Leisure Products - 0.0%
Bandai Namco Holdings Inc	51,800	1,096,556
GLOBERIDE Inc	81,800	1,021,304
Mars Group Holdings Corp	32,600	704,883
Shimano Inc	10,700	1,498,279
Yamaha Corp	276,900	2,041,283
Yonex Co Ltd	44,600	595,601
		6,957,906
Specialty Retail - 0.1%
Fast Retailing Co Ltd	78,270	26,820,932
Haruyama Holdings Inc	38,400	151,429
Kojima Co Ltd	190,500	1,395,502
Nitori Holdings Co Ltd	1,300	166,884
United Arrows Ltd	13,600	238,249
ZOZO Inc	50,800	1,603,031
		30,376,027
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	100,100	2,022,358
TOTAL CONSUMER DISCRETIONARY		289,894,199

Consumer Staples - 0.6%
Beverages - 0.0%
Asahi Group Holdings Ltd	60,900	664,269
Kirin Holdings Co Ltd	556,800	7,780,520
Suntory Beverage & Food Ltd	92,500	3,148,765
		11,593,554
Consumer Staples Distribution & Retail - 0.2%
MatsukiyoCocokara & Co	107,200	1,503,945
Seven & i Holdings Co Ltd	2,794,500	48,532,795
Welcia Holdings Co Ltd	94,800	1,229,869
		51,266,609
Food Products - 0.3%
Ajinomoto Co Inc	525,170	22,100,930
Ezaki Glico Co Ltd	158,000	4,632,864
Itoham Yonekyu Holdings Inc	24,600	620,693
Megmilk Snow Brand Co Ltd	103,100	1,889,518
MEIJI Holdings Co Ltd	18,400	393,728
Nissin Foods Holdings Co Ltd	160,020	4,254,651
Toyo Suisan Kaisha Ltd	235,600	16,542,312
Yakult Honsha Co Ltd	49,400	1,008,702
		51,443,398
Household Products - 0.0%
Lion Corp	199,500	2,382,159
Unicharm Corp	44,800	1,167,160
		3,549,319
Personal Care Products - 0.1%
Kao Corp (c)	351,950	15,313,521
Kose Corp	25,200	1,130,181
Rohto Pharmaceutical Co Ltd	655,600	13,003,329
Shiseido Co Ltd	196,560	3,657,656
		33,104,687
Tobacco - 0.0%
Japan Tobacco Inc	128,200	3,616,511
TOTAL CONSUMER STAPLES		154,574,078

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	2,388,810	12,935,019
Idemitsu Kosan Co Ltd	80,500	537,821
Inpex Corp	851,300	11,157,140
Japan Petroleum Exploration Co Ltd	93,000	672,566
San-Ai Obbli Co Ltd	55,400	699,836
		26,002,382
Financials - 1.6%
Banks - 0.9%
Chiba Bank Ltd/The	1,975,030	16,515,148
Japan Post Bank Co Ltd	418,900	3,964,592
Kyoto Financial Group Inc	223,190	3,369,145
Mebuki Financial Group Inc	878,600	3,902,214
Mitsubishi UFJ Financial Group Inc	3,319,910	39,626,165
Mizuho Financial Group Inc	1,292,189	32,627,167
North Pacific Bank Ltd	3,700	10,782
Rakuten Bank Ltd (b)	179,100	5,124,667
Resona Holdings Inc	3,440,300	28,773,163
Sumitomo Mitsui Financial Group Inc	2,570,910	63,452,211
Sumitomo Mitsui Trust Group Inc	522,564	13,101,618
		210,466,872
Capital Markets - 0.1%
Daiwa Securities Group Inc	389,600	2,621,144
Japan Exchange Group Inc	464,400	5,619,733
Nomura Holdings Inc	570,400	3,458,124
SBI Holdings Inc	534,300	13,499,007
		25,198,008
Financial Services - 0.1%
Mitsubishi HC Capital Inc	493,900	3,334,151
ORIX Corp	1,312,100	29,535,613
		32,869,764
Insurance - 0.5%
Dai-ichi Life Holdings Inc	361,900	9,809,394
Japan Post Holdings Co Ltd	1,085,500	10,885,935
Japan Post Insurance Co Ltd	40,900	858,103
Ms&Ad Insurance Group Holdings Inc	878,100	19,665,015
Sompo Holdings Inc	294,000	7,768,150
T&D Holdings Inc	104,200	1,975,129
Tokio Marine Holdings Inc	1,730,233	64,517,971
		115,479,697
TOTAL FINANCIALS		384,014,341

Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Hogy Medical Co Ltd	22,800	732,239
Hoya Corp	183,056	23,664,376
Olympus Corp (c)	2,152,200	34,029,236
Terumo Corp	1,169,530	23,887,625
		82,313,476
Health Care Providers & Services - 0.0%
Suzuken Co Ltd/Aichi Japan	101,700	3,182,564
Health Care Technology - 0.0%
M3 Inc	640,100	6,226,122
Pharmaceuticals - 0.6%
Astellas Pharma Inc	1,431,900	14,910,128
Chugai Pharmaceutical Co Ltd	548,000	24,116,628
Daiichi Sankyo Co Ltd	1,211,690	38,478,130
Daiichi Sankyo Co Ltd ADR (c)	2,136	67,818
Eisai Co Ltd	244,940	7,602,350
Kyowa Kirin Co Ltd	74,000	1,231,197
Otsuka Holdings Co Ltd	217,000	12,608,958
Santen Pharmaceutical Co Ltd	144,400	1,661,978
Shionogi & Co Ltd	261,400	3,707,888
Takeda Pharmaceutical Co Ltd	906,800	24,724,061
Takeda Pharmaceutical Co Ltd ADR (c)	26,078	355,182
		129,464,318
TOTAL HEALTH CARE		221,186,480

Industrials - 2.5%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	6,700	348,944
Building Products - 0.1%
Agc Inc	17,600	552,370
Daikin Industries Ltd	146,128	17,679,287
Sekisui Jushi Corp	27,000	383,304
TOTO Ltd	20,900	564,768
		19,179,729
Commercial Services & Supplies - 0.0%
Japan Elevator Service Holdings Co Ltd	61,200	1,110,980
Secom Co Ltd	25,200	880,506
TOPPAN Holdings Inc	19,300	517,628
		2,509,114
Construction & Engineering - 0.0%
COMSYS Holdings Corp	17,500	381,998
Sanki Engineering Co Ltd	48,300	936,849
Taisei Corp	192,200	8,364,586
		9,683,433
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	246,520	13,929,864
Furukawa Electric Co Ltd	265,200	10,948,900
Hirakawa Hewtech Corp	82,500	811,132
Mitsubishi Electric Corp	3,580,490	60,794,420
NIDEC CORP	72,000	1,327,945
SWCC Corp	34,200	1,721,258
		89,533,519
Ground Transportation - 0.0%
Central Japan Railway Co	260,200	5,358,731
East Japan Railway Co	41,500	810,624
Hankyu Hanshin Holdings Inc	19,200	526,920
		6,696,275
Industrial Conglomerates - 0.4%
Hitachi Ltd	3,868,112	97,479,723
Machinery - 0.9%
Daido Kogyo Co Ltd (b)	18,500	91,749
Daifuku Co Ltd	155,900	3,254,184
Ebara Corp	386,800	5,818,633
FANUC Corp	1,662,398	43,191,168
IHI Corp	34,100	1,767,228
Kawasaki Heavy Industries Ltd	91,280	3,389,916
Kitz Corp	20,700	150,254
Komatsu Ltd	219,560	5,944,821
Kurita Water Industries Ltd	32,500	1,238,178
Makita Corp	135,729	4,249,271
MISUMI Group Inc	225,300	3,654,734
Mitsubishi Heavy Industries Ltd	3,675,380	54,112,065
NGK Insulators Ltd	73,100	964,816
Rheon Automatic Machinery Co Ltd	105,800	990,008
SMC Corp	75,300	32,130,418
THK Co Ltd	139,000	3,352,946
Toyota Industries Corp	305,100	22,737,459
		187,037,848
Marine Transportation - 0.0%
Kawasaki Kisen Kaisha Ltd	45,100	600,943
Mitsui OSK Lines Ltd	75,400	2,585,080
Nippon Yusen KK	49,400	1,583,797
		4,769,820
Passenger Airlines - 0.0%
ANA Holdings Inc	11,800	228,000
Professional Services - 0.3%
BayCurrent Inc	140,100	5,066,879
Persol Holdings Co Ltd	1,259,000	1,943,008
Recruit Holdings Co Ltd	680,085	47,305,128
TechnoPro Holdings Inc	305,900	5,613,397
		59,928,412
Trading Companies & Distributors - 0.4%
ITOCHU Corp	613,397	30,349,715
Kanamoto Co Ltd	19,000	363,326
Marubeni Corp	17,600	265,645
Mitsubishi Corp	605,600	10,255,284
Mitsui & Co Ltd	1,816,150	38,165,263
MonotaRO Co Ltd	212,800	3,801,960
Ochi Holdings Co Ltd	40,900	357,019
Sumitomo Corp	376,900	8,089,836
Toyota Tsusho Corp	55,200	944,457
Yamazen Corp	77,100	663,220
		93,255,725
Transportation Infrastructure - 0.0%
Sumitomo Warehouse Co Ltd/The	3,800	69,820
TOTAL INDUSTRIALS		570,720,362

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.4%
Hamamatsu Photonics KK (c)	217,700	2,587,111
Hirose Electric Co Ltd	64,490	7,754,404
Ibiden Co Ltd	125,700	3,700,049
Keyence Corp	58,118	25,216,989
Kyocera Corp	868,900	8,569,408
Murata Manufacturing Co Ltd	1,818,710	30,432,051
Omron Corp	78,400	2,506,595
Sanshin Electronics Co Ltd	7,200	90,617
Shimadzu Corp	516,000	14,530,014
TDK Corp	349,185	4,525,969
Yokogawa Electric Corp	82,200	1,836,783
		101,749,990
IT Services - 0.4%
BIPROGY Inc	22,000	685,225
Fujitsu Ltd	3,116,480	59,876,035
Mitsubishi Research Institute Inc	9,000	260,469
NEC Corp	13,400	1,145,678
Nomura Research Institute Ltd	650,500	19,918,646
NS Solutions Corp	30,300	828,306
Obic Co Ltd	27,700	908,121
Otsuka Corp	70,300	1,753,565
SCSK Corp	66,900	1,353,963
Suzuyo Shinwart Corp	8,300	106,347
TIS Inc	212,900	5,213,819
		92,050,174
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	361,140	20,000,070
Disco Corp	34,720	9,487,772
Lasertec Corp	1,800	198,245
Renesas Electronics Corp	5,186,853	68,031,235
SCREEN Holdings Co Ltd	11,500	727,291
SUMCO Corp	349,280	2,823,943
Tokyo Electron Ltd	238,936	37,460,905
		138,729,461
Software - 0.0%
FFRI Security Inc (b)(c)	21,200	267,381
Oracle Corp Japan	12,800	1,310,671
Rakus Co Ltd	64,600	881,253
Sansan Inc (b)	138,894	1,956,947
Trend Micro Inc/Japan	10,500	578,906
		4,995,158
Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd	144,200	2,539,632
Canon Inc	1,008,400	32,851,442
FUJIFILM Holdings Corp	1,015,220	22,970,747
Ricoh Co Ltd	286,500	3,264,188
Seiko Epson Corp	215,000	3,830,751
Wacom Co Ltd	148,500	700,738
		66,157,498
TOTAL INFORMATION TECHNOLOGY		403,682,281

Materials - 0.3%
Chemicals - 0.3%
Artience Co Ltd	36,500	756,274
Asahi Kasei Corp	551,100	3,938,586
Ishihara Chemical Co Ltd (b)	23,800	404,050
Kansai Paint Co Ltd	522,740	7,454,238
Nippon Paint Holdings Co Ltd	23,800	162,813
Nitto Denko Corp	395,300	6,319,971
NOF Corp	66,300	989,969
Shin-Etsu Chemical Co Ltd	1,361,005	50,504,710
		70,530,611
Construction Materials - 0.0%
Sumitomo Osaka Cement Co Ltd	81,700	1,819,499
Metals & Mining - 0.0%
Nippon Denko Co Ltd	98,500	188,948
Nippon Light Metal Holdings Co Ltd	120,600	1,220,388
Nippon Steel Corp	9,100	186,408
Sumitomo Metal Mining Co Ltd	32,300	797,011
		2,392,755
TOTAL MATERIALS		74,742,865

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mitsubishi Estate Co Ltd	456,140	6,464,254
Mitsui Fudosan Co Ltd	2,269,300	19,024,159
		25,488,413
Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	66,200	700,868
Hokkaido Electric Power Co Inc (c)	285,600	1,625,428
Kansai Electric Power Co Inc/The	338,100	4,356,194
Okinawa Electric Power Co Inc/The	21,500	135,799
Tokyo Electric Power Co Holdings Inc (b)	454,400	1,635,051
		8,453,340
Gas Utilities - 0.1%
Osaka Gas Co Ltd	154,200	3,386,101
Tokyo Gas Co Ltd	324,900	9,793,597
		13,179,698
Independent Power and Renewable Electricity Producers - 0.0%
EF-ON INC	94,700	258,879
Electric Power Development Co Ltd	479,800	8,036,486
		8,295,365
TOTAL UTILITIES		29,928,403

TOTAL JAPAN		2,334,530,770
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	13,835	338,707
KOREA (SOUTH) - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp	178,223	6,263,799
Interactive Media & Services - 0.0%
NAVER Corp	33,799	5,032,132
TOTAL COMMUNICATION SERVICES		11,295,931

Financials - 0.1%
Banks - 0.0%
Shinhan Financial Group Co Ltd	156,669	6,004,243
Insurance - 0.1%
Samsung Fire & Marine Insurance Co Ltd	23,984	6,786,781
TOTAL FINANCIALS		12,791,024

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hanwha Aerospace Co Ltd	6,504	1,463,116
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	36,021	4,206,370
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	2,158,657	84,901,489
TOTAL INFORMATION TECHNOLOGY		89,107,859

TOTAL KOREA (SOUTH)		114,657,930
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(d)(e)	478,525	11,716,636
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	190,000	9,394,613
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	1,159,358	29,207,613
ArcelorMittal SA (Spain)	4,329	109,106
		29,316,719
TOTAL LUXEMBOURG		50,427,968
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	191,000	856,621
Sands China Ltd (b)	3,952,800	10,080,148

TOTAL MACAU		10,936,769
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	1,144,700	3,044,448
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	4,738	1,232,543
TOTAL MEXICO		4,276,991
NETHERLANDS - 2.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	433,563	1,680,762
Consumer Staples - 0.2%
Beverages - 0.2%
Heineken Holding NV Class A	128,796	8,166,310
Heineken NV	409,324	30,298,227
		38,464,537
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	27,892	962,355
Financials - 0.6%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (d)(e)	40,746	633,604
ING Groep NV	4,140,685	63,921,299
ING Groep NV ADR	271,643	4,196,884
		68,751,787
Capital Markets - 0.1%
Euronext NV (d)(e)	291,039	32,508,612
Financial Services - 0.1%
Adyen NV (b)(d)(e)	12,646	18,406,428
Adyen NV ADR (b)	39,600	574,992
EXOR NV	117,855	11,663,477
		30,644,897
Insurance - 0.0%
Aegon Ltd	120,977	781,243
ASR Nederland NV	123,629	5,918,216
NN Group NV	94,964	4,412,531
		11,111,990
TOTAL FINANCIALS		143,017,286

Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	53,245	32,860,965
Argenx SE ADR (b)	10,936	6,742,591
		39,603,556
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	1,443,853	39,494,747
TOTAL HEALTH CARE		79,098,303

Industrials - 0.4%
Professional Services - 0.3%
Wolters Kluwer NV	415,991	69,434,581
Wolters Kluwer NV ADR (c)	1,265	211,050
		69,645,631
Trading Companies & Distributors - 0.1%
IMCD NV	114,932	17,258,669
TOTAL INDUSTRIALS		86,904,300

Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASM International NV	7,017	3,792,141
ASML Holding NV	227,265	155,292,262
BE Semiconductor Industries NV	35,439	4,231,868
		163,316,271
Software - 0.0%
Topicus.com Inc	8,700	751,902
TOTAL INFORMATION TECHNOLOGY		164,068,173

Materials - 0.2%
Chemicals - 0.2%
Akzo Nobel NV	712,175	41,583,103
TOTAL NETHERLANDS		555,778,819
NEW ZEALAND - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	8,603	193,983
Fisher & Paykel Healthcare Corp Ltd (Australia)	29,676	670,139
		864,122
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	39,063	4,448,191
TOTAL NEW ZEALAND		5,312,313
NORWAY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	191,156	2,250,737
Consumer Staples - 0.0%
Food Products - 0.0%
Mowi ASA	39,222	711,903
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	858,774	17,609,575
Equinor ASA	969,196	23,490,895
Equinor ASA ADR (c)	44,438	1,074,511
		42,174,981
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	1,342,721	28,056,076
Insurance - 0.0%
Storebrand ASA A Shares	719,170	7,894,557
TOTAL FINANCIALS		35,950,633

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	20,190	2,375,412
Machinery - 0.0%
TOMRA Systems ASA	117,300	1,653,108
Marine Transportation - 0.0%
Stolt-Nielsen Ltd	11,356	287,990
TOTAL INDUSTRIALS		4,316,510

Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	120,328	747,703
TOTAL NORWAY		86,152,467
PERU - 0.0%
Financials - 0.0%
Banks - 0.0%
Credicorp Ltd	8,511	1,578,535
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sonae SGPS SA	1,188,749	1,184,607
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	941,633	15,481,291
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	726,365	343,724
TOTAL PORTUGAL		17,009,622
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	3,670,010	1
Gazprom PJSC ADR (b)(f)	33,845	0
LUKOIL PJSC (b)(f)	35,755	0
Rosneft Oil Co PJSC (b)(f)	420,640	0
		1
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	1,813,540	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (b)(f)	3,751	0
TOTAL RUSSIA		1
SINGAPORE - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Singapore Telecommunications Ltd	3,963,800	9,180,392
Entertainment - 0.1%
Sea Ltd Class A ADR (b)	216,576	24,646,349
TOTAL COMMUNICATION SERVICES		33,826,741

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	507,300	289,877
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	1,115,490	35,396,546
Oversea-Chinese Banking Corp Ltd	136,000	1,653,038
United Overseas Bank Ltd	2,089,324	56,726,737
		93,776,321
Capital Markets - 0.0%
Singapore Exchange Ltd	151,000	1,433,493
TOTAL FINANCIALS		95,209,814

Industrials - 0.0%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	138,700	466,206
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	1,785,381	8,926,905
TOTAL INDUSTRIALS		9,393,111

TOTAL SINGAPORE		138,719,543
SOUTH AFRICA - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd	101,116	2,465,953
Clicks Group Ltd	57,276	1,255,325
Shoprite Holdings Ltd	102,694	1,691,494
		5,412,772
Financials - 0.0%
Banks - 0.0%
Capitec Bank Holdings Ltd	9,842	1,786,284
Materials - 0.1%
Metals & Mining - 0.1%
Anglo American PLC	615,516	19,765,615
TOTAL SOUTH AFRICA		26,964,671
SPAIN - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	403,787	14,499,331
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA ADR (c)	4,881	342,597
Amadeus IT Group SA Class A	590,467	41,444,487
		41,787,084
Household Durables - 0.0%
Neinor Homes SA (d)(e)	35,226	564,332
Specialty Retail - 0.1%
Industria de Diseno Textil SA	614,265	33,897,128
TOTAL CONSUMER DISCRETIONARY		76,248,544

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	220,704	4,645,920
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	539,539	6,753,312
Financials - 0.6%
Banks - 0.6%
Banco Bilbao Vizcaya Argentaria SA	1,135,790	10,728,850
Banco Bilbao Vizcaya Argentaria SA ADR	52,074	492,099
Banco de Sabadell SA	5,172,611	9,759,823
Banco Santander SA	5,926,224	27,359,078
Banco Santander SA (United Kingdom)	3,709	17,202
Banco Santander SA ADR	146,996	679,122
Bankinter SA	1,061,675	8,405,462
CaixaBank SA	11,061,528	60,116,235
		117,557,871
Insurance - 0.0%
Mapfre SA (c)	1,272,068	3,306,874
TOTAL FINANCIALS		120,864,745

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Logista Integral SA	5,996	191,862
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (b)	18,829	874,696
Transportation Infrastructure - 0.0%
Aena SME SA (d)(e)	32,787	7,095,842
TOTAL INDUSTRIALS		8,162,400

Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola SA	2,348,503	33,479,220
TOTAL SPAIN		264,653,472
SWEDEN - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	184,010	539,465
Interactive Media & Services - 0.0%
Hemnet Group AB	61,078	1,832,668
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	47,811	502,105
TOTAL COMMUNICATION SERVICES		2,874,238

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Autoliv Inc depository receipt	65,404	6,481,556
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)(e)	29,892	2,611,218
Evolution AB ADR	5,751	503,500
		3,114,718
Household Durables - 0.0%
Electrolux AB B Shares (b)	547,989	4,099,088
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares (c)	485,957	6,744,417
TOTAL CONSUMER DISCRETIONARY		20,439,779

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	516,612	14,230,704
Financials - 0.2%
Banks - 0.1%
Skandinaviska Enskilda Banken AB A Shares	902,069	12,540,175
Svenska Handelsbanken AB A Shares	387,292	4,027,998
Swedbank AB A1 Shares	75,533	1,481,821
		18,049,994
Capital Markets - 0.0%
Bure Equity AB	4,487	151,926
Financial Services - 0.1%
Industrivarden AB A Shares	11,339	372,693
Industrivarden AB C Shares	57,934	1,900,469
Investor AB A Shares	46,125	1,258,295
Investor AB B Shares	667,921	18,340,470
L E Lundbergforetagen AB B Shares	6,190	300,468
		22,172,395
TOTAL FINANCIALS		40,374,315

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	497,638	2,970,380
Getinge AB B Shares	19,080	298,419
		3,268,799
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	198,700	2,426,762
TOTAL HEALTH CARE		5,695,561

Industrials - 0.3%
Building Products - 0.0%
Assa Abloy AB B Shares	336,940	10,348,166
Industrial Conglomerates - 0.0%
Lifco AB B Shares	69,859	2,121,786
Machinery - 0.3%
Alfa Laval AB	25,222	1,074,557
Atlas Copco AB A Shares	1,289,586	20,615,444
Atlas Copco AB B Shares	129,158	1,826,312
Epiroc AB A Shares	383,480	6,990,960
Husqvarna AB B Shares (c)	266,700	1,545,179
Indutrade AB	599,229	15,307,817
Sandvik AB	387,285	7,167,940
Trelleborg AB B Shares	144,309	4,774,967
Volvo AB B Shares	252,437	6,287,564
		65,590,740
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	41,477	1,141,773
Beijer Ref AB B Shares (c)	249,929	3,944,540
		5,086,313
TOTAL INDUSTRIALS		83,147,005

Information Technology - 0.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	1,217,854	9,894,727
Telefonaktiebolaget LM Ericsson Class B ADR	1,422,080	11,575,732
		21,470,459
Electronic Equipment, Instruments & Components - 0.0%
Hexagon AB B Shares	262,604	2,238,771
TOTAL INFORMATION TECHNOLOGY		23,709,230

Materials - 0.0%
Metals & Mining - 0.0%
Boliden AB	206,600	6,168,777
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	414,858	5,394,119
TOTAL MATERIALS		11,562,896

TOTAL SWEDEN		202,033,728
SWITZERLAND - 1.9%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	375,620	52,542,361
Swatch Group AG/The	2,794	509,203
Swatch Group AG/The	4,422	157,112
		53,208,676
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut AG	1,500	2,288,438
Chocoladefabriken Lindt & Spruengli AG	493	5,696,964
		7,985,402
Financials - 0.9%
Capital Markets - 0.6%
Julius Baer Group Ltd	859,229	56,902,885
Partners Group Holding AG	11,716	17,023,077
UBS Group AG	1,718,068	55,542,968
UBS Group AG (United States) (c)	216,098	6,988,609
		136,457,539
Insurance - 0.3%
Baloise Holding AG	3,709	704,792
Swiss Life Holding AG	2,511	2,057,370
Zurich Insurance Group AG	99,177	62,949,047
		65,711,209
TOTAL FINANCIALS		202,168,748

Health Care - 0.1%
Health Care Providers & Services - 0.0%
Galenica AG (d)(e)	20,585	1,791,067
Life Sciences Tools & Services - 0.0%
Lonza Group AG	18,590	11,108,208
Siegfried Holding AG	2,233	2,823,727
Tecan Group AG	9,169	2,187,779
		16,119,714
Pharmaceuticals - 0.1%
Galderma Group AG (b)	246,481	25,251,047
Sandoz Group AG	225,072	10,255,281
		35,506,328
TOTAL HEALTH CARE		53,417,109

Industrials - 0.4%
Building Products - 0.0%
Belimo Holding AG	4,075	2,726,843
Geberit AG	3,241	1,951,333
		4,678,176
Electrical Equipment - 0.3%
ABB Ltd	1,006,064	57,435,383
ABB Ltd (Sweden)	35,524	2,019,689
ABB Ltd ADR	18,552	1,059,319
		60,514,391
Machinery - 0.1%
Schindler Holding AG	718	203,350
Schindler Holding AG	46,654	13,472,703
VAT Group AG (d)(e)	2,481	989,640
		14,665,693
Professional Services - 0.0%
Adecco Group AG	13,924	371,433
SGS SA	104,567	10,383,701
		10,755,134
TOTAL INDUSTRIALS		90,613,394

Information Technology - 0.1%
Software - 0.0%
Temenos AG	3,943	258,928
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	138,548	11,244,886
Logitech International SA (United States)	18,567	1,501,884
		12,746,770
TOTAL INFORMATION TECHNOLOGY		13,005,698

Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	20,129	2,211,050
Givaudan SA	1,237	5,449,568
Sika AG	138,040	35,742,010
		43,402,628
TOTAL SWITZERLAND		463,801,655
TAIWAN - 0.5%
Industrials - 0.0%
Electrical Equipment - 0.0%
Voltronic Power Technology Corp	23,000	1,311,174
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Inc	174,000	2,063,692
Largan Precision Co Ltd	26,000	1,962,537
Unimicron Technology Corp	166,000	770,259
		4,796,488
Semiconductors & Semiconductor Equipment - 0.5%
Alchip Technologies Ltd	18,000	1,237,259
Global Unichip Corp	20,000	744,535
Globalwafers Co Ltd	74,000	940,204
MediaTek Inc	104,000	4,084,989
Taiwan Semiconductor Manufacturing Co Ltd	1,323,000	41,240,653
Taiwan Semiconductor Manufacturing Co Ltd ADR	427,933	79,022,108
		127,269,748
Technology Hardware, Storage & Peripherals - 0.0%
Advantech Co Ltd	134,000	1,395,923
Wiwynn Corp	22,000	1,328,036
		2,723,959
TOTAL INFORMATION TECHNOLOGY		134,790,195

TOTAL TAIWAN		136,101,369
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	708,100	5,890,962
UNITED ARAB EMIRATES - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC	483,205	990,603
UNITED KINGDOM - 7.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	7,639,373	15,485,107
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	117,838	1,258,733
Media - 0.2%
Informa PLC	592,208	6,454,953
WPP PLC	2,420,536	26,475,983
		32,930,936
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC	4,799,365	4,330,191
Vodafone Group PLC ADR	819,529	7,351,175
		11,681,366
TOTAL COMMUNICATION SERVICES		61,356,142

Consumer Discretionary - 0.9%
Automobile Components - 0.0%
Dowlais Group PLC	3,669,183	2,763,960
Broadline Retail - 0.1%
Next PLC	161,129	20,666,882
Distributors - 0.1%
Inchcape PLC	1,309,537	12,830,667
Diversified Consumer Services - 0.0%
Pearson PLC	464,100	7,282,150
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	1,826,546	62,584,302
Flutter Entertainment PLC (United Kingdom) (b)	14,408	3,961,861
Greggs PLC	53,914	1,853,650
InterContinental Hotels Group PLC	138,947	17,337,009
Playtech Plc (b)	1,826	16,938
Trainline PLC (b)(d)(e)	623,423	3,234,974
Whitbread PLC	118,641	4,302,495
		93,291,229
Household Durables - 0.1%
Barratt Redrow PLC	1,720,317	9,362,427
Berkeley Group Holdings PLC	275,873	14,579,644
Persimmon PLC	538,757	8,624,110
Taylor Wimpey PLC	264,781	441,835
		33,008,016
Leisure Products - 0.0%
Games Workshop Group PLC	24,158	4,343,540
Specialty Retail - 0.2%
Kingfisher PLC	7,688,876	24,250,649
WH Smith PLC	805,273	12,603,436
		36,854,085
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC	354,290	4,055,186
TOTAL CONSUMER DISCRETIONARY		215,095,715

Consumer Staples - 1.5%
Beverages - 0.3%
Diageo PLC	2,364,583	70,641,342
Consumer Staples Distribution & Retail - 0.2%
Ocado Group PLC (b)	392,221	1,575,102
Tesco PLC	10,707,657	49,945,639
		51,520,741
Food Products - 0.0%
Associated British Foods PLC	54,150	1,514,491
Household Products - 0.3%
Reckitt Benckiser Group PLC	988,309	61,304,881
Personal Care Products - 0.4%
Unilever PLC	1,716,126	102,764,891
Tobacco - 0.3%
British American Tobacco PLC	1,160,005	44,057,380
British American Tobacco PLC ADR	82,085	3,114,305
Imperial Brands PLC	411,021	13,435,965
Imperial Brands PLC ADR	31,236	1,019,855
		61,627,505
TOTAL CONSUMER STAPLES		349,373,851

Financials - 2.1%
Banks - 1.2%
Barclays PLC	21,464,026	71,947,427
Barclays PLC ADR	938,827	12,655,388
HSBC Holdings PLC	5,138,978	47,891,554
Lloyds Banking Group PLC	67,936,620	45,802,121
NatWest Group PLC	12,219,754	62,679,326
Standard Chartered PLC	3,140,762	38,829,180
Standard Chartered PLC (Hong Kong)	12,100	150,161
		279,955,157
Capital Markets - 0.6%
3i Group PLC	1,035,552	48,873,053
AJ Bell PLC	218,151	1,317,147
Allfunds Group Plc	561,456	3,313,685
Alpha Group International PLC (d)	12,919	360,008
Bridgepoint Group PLC (d)(e)	978,096	4,303,752
Intermediate Capital Group PLC	249,802	6,732,287
London Stock Exchange Group PLC	554,127	79,416,768
Quilter PLC (d)(e)	401,539	765,897
		145,082,597
Financial Services - 0.0%
Paragon Banking Group PLC	170,220	1,640,717
Wise PLC Class A (b)	265,464	2,979,305
		4,620,022
Insurance - 0.3%
Admiral Group PLC	106,010	3,457,293
Aviva PLC	1,515,005	9,324,614
Beazley PLC	2,136,890	21,113,700
Hiscox Ltd	911,742	12,181,534
Legal & General Group PLC	8,307,490	23,393,326
		69,470,467
TOTAL FINANCIALS		499,128,243

Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (d)(e)	2,348,063	7,039,239
Smith & Nephew PLC	1,702,037	21,604,156
		28,643,395
Pharmaceuticals - 0.5%
Astrazeneca PLC	782,284	105,877,885
Astrazeneca PLC ADR	285,101	19,278,530
		125,156,415
TOTAL HEALTH CARE		153,799,810

Industrials - 1.3%
Aerospace & Defense - 0.5%
BAE Systems PLC	1,540,210	24,073,287
Melrose Industries PLC	1,322,270	9,664,409
Rolls-Royce Holdings PLC (b)	10,230,337	72,773,011
		106,510,707
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	2,666,900	13,946,568
DCC PLC	255,794	18,634,020
		32,580,588
Machinery - 0.2%
IMI PLC	918,122	21,262,411
Rotork PLC	444,318	1,883,821
Spirax Group PLC	63,419	5,786,011
Weir Group PLC/The	273,606	7,742,855
		36,675,098
Professional Services - 0.3%
Intertek Group PLC	139,167	8,351,237
RELX PLC	1,011,163	47,670,382
RELX PLC (Netherlands)	369,615	17,412,531
RELX PLC ADR	54,742	2,577,253
		76,011,403
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	212,524	17,009,806
Bunzl PLC	473,263	21,426,401
Diploma PLC	256,904	14,579,627
		53,015,834
TOTAL INDUSTRIALS		304,793,630

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	537,271	18,513,255
IT Services - 0.0%
Softcat PLC	62,003	1,244,974
Software - 0.0%
Sage Group PLC/The	664,689	11,096,680
TOTAL INFORMATION TECHNOLOGY		30,854,909

Materials - 0.1%
Chemicals - 0.1%
Croda International PLC	228,687	10,039,251
Johnson Matthey PLC	192,348	3,326,196
		13,365,447
Metals & Mining - 0.0%
Hill & Smith PLC	35,329	928,308
TOTAL MATERIALS		14,293,755

Real Estate - 0.0%
Industrial REITs - 0.0%
Segro PLC	1,185,829	11,769,484
Office REITs - 0.0%
Great Portland Estates PLC	352,819	1,355,812
TOTAL REAL ESTATE		13,125,296

Utilities - 0.2%
Electric Utilities - 0.0%
SSE PLC	99,705	2,248,672
Multi-Utilities - 0.2%
Centrica PLC	779,609	1,263,825
National Grid PLC	3,378,068	42,640,176
		43,904,001
TOTAL UTILITIES		46,152,673

TOTAL UNITED KINGDOM		1,687,974,024
UNITED STATES - 5.6%
Communication Services - 0.0%
Entertainment - 0.0%
Spotify Technology SA (b)	21,100	10,063,856
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	132,169	1,750,898
Textiles, Apparel & Luxury Goods - 0.0%
Samsonite International SA (d)(e)	1,065,900	2,877,108
TOTAL CONSUMER DISCRETIONARY		4,628,006

Consumer Staples - 0.6%
Food Products - 0.4%
Nestle SA	965,995	83,886,745
Personal Care Products - 0.2%
Haleon PLC	9,502,873	45,329,811
Kenvue Inc	479,153	11,538,004
		56,867,815
TOTAL CONSUMER STAPLES		140,754,560

Energy - 0.7%
Energy Equipment & Services - 0.0%
Tenaris SA	613,617	11,772,351
Oil, Gas & Consumable Fuels - 0.7%
BP PLC	10,719,019	52,491,551
BP PLC ADR	132,459	3,882,373
Shell PLC	2,748,045	88,314,139
Shell PLC (Netherlands)	153,686	4,989,164
Shell PLC ADR	179,411	11,615,068
Shell PLC rights (b)(g)	2,324,590	799,659
Shell PLC rights (b)(g)	306,664	105,954
		162,197,908
TOTAL ENERGY		173,970,259

Financials - 0.5%
Capital Markets - 0.1%
Moody's Corp	2,900	1,449,942
S&P Global Inc	27,900	14,578,029
		16,027,971
Financial Services - 0.1%
Mastercard Inc Class A	3,100	1,652,114
Visa Inc Class A	83,368	26,267,589
		27,919,703
Insurance - 0.3%
Aon PLC	44,542	17,439,975
Arch Capital Group Ltd	32,500	3,273,400
Arthur J Gallagher & Co	5,300	1,654,872
Chubb Ltd	12,904	3,725,772
Marsh & McLennan Cos Inc	68,500	15,976,255
Swiss Re AG	61,391	9,069,798
Willis Towers Watson PLC	59,391	19,123,902
		70,263,974
TOTAL FINANCIALS		114,211,648

Health Care - 2.0%
Biotechnology - 0.0%
CSL Ltd	70,651	13,025,366
Health Care Equipment & Supplies - 0.2%
Alcon AG	411,841	36,642,372
Life Sciences Tools & Services - 0.2%
Agilent Technologies Inc	121,872	16,814,680
Bruker Corp	119,669	6,934,819
ICON PLC (b)	7,225	1,519,056
QIAGEN NV	324,423	14,188,185
Thermo Fisher Scientific Inc	12,900	6,832,227
Waters Corp (b)	14,326	5,511,499
		51,800,466
Pharmaceuticals - 1.6%
GSK PLC	3,356,103	57,014,506
Novartis AG	723,260	76,679,606
Roche Holding AG	506,599	147,192,769
Sanofi SA	778,921	75,801,560
		356,688,441
TOTAL HEALTH CARE		458,156,645

Industrials - 0.8%
Commercial Services & Supplies - 0.0%
Waste Connections Inc	7,895	1,524,244
Construction & Engineering - 0.0%
Ferrovial SE	60,442	2,492,289
Electrical Equipment - 0.6%
Schneider Electric SE	428,167	110,304,866
Signify NV (d)(e)	109,188	2,443,842
		112,748,708
Machinery - 0.0%
CNH Industrial NV Class A	877,200	11,017,632
Professional Services - 0.2%
Experian PLC	922,915	44,050,363
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc (United Kingdom)	52,700	11,352,939
TOTAL INDUSTRIALS		183,186,175

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices Inc	50,023	10,907,515
Broadcom Inc	115,737	18,758,653
		29,666,168
Software - 0.2%
Cadence Design Systems Inc (b)	91,931	28,205,350
CyberArk Software Ltd (b)	11,174	3,614,901
Monday.com Ltd (b)	3,181	907,730
		32,727,981
TOTAL INFORMATION TECHNOLOGY		62,394,149

Materials - 0.7%
Chemicals - 0.3%
Linde PLC	66,708	30,751,721
Linde PLC (Germany)	67,408	31,015,024
		61,766,745
Construction Materials - 0.4%
CRH PLC	297,886	30,464,801
CRH PLC (United Kingdom)	15,015	1,540,313
Holcim AG	524,693	53,476,410
James Hardie Industries PLC depository receipt (b)	96,156	3,582,443
		89,063,967
Containers & Packaging - 0.0%
Smurfit WestRock PLC	371,030	20,414,070
TOTAL MATERIALS		171,244,782

TOTAL UNITED STATES		1,318,610,080
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	123,381	1,688,497
TOTAL COMMON STOCKS (Cost $9,491,561,038)		11,925,408,413

International Equity Funds - 44.2%
	Shares	Value ($)
American Funds EuroPacific Growth Fund Class F-2	160,513	9,314,584
Artisan International Value Fund Investor Class	19,916,332	974,107,817
Brandes International Small Cap Equity Fund Class A	1,231,053	23,316,150
Fidelity Advisor International Discovery Fund - Class Z (h)	18,555,371	937,602,914
Fidelity Advisor International Growth Fund - Class Z (h)	6,341,507	132,283,829
Fidelity Advisor International Small Cap Fund - Class Z (h)	1,055,265	33,947,864
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (h)	2,559,228	54,332,404
Fidelity Advisor Japan Fund - Class Z (h)	15,545,049	276,546,420
Fidelity Diversified International Fund (h)	12,459,659	563,799,592
Fidelity Japan Smaller Companies Fund (h)	5,697,781	95,323,882
Fidelity SAI International Index Fund (h)	48,669,859	705,712,949
Fidelity SAI International Low Volatility Index Fund (h)	104,569,108	1,196,270,595
Fidelity SAI International Momentum Index Fund (h)	10,302,846	149,803,374
Fidelity SAI International Quality Index Fund (h)	41,855,397	535,330,526
Fidelity SAI International Small Cap Index Fund (h)	11,512,793	99,355,408
Fidelity SAI International Value Index Fund (h)	63,362,364	627,921,023
Fidelity SAI Japan Stock Index Fund (h)	55,286,593	567,793,309
Harbor International Fund Institutional Class	9,619	459,224
Invesco Oppenheimer International Growth Fund Class A	313,977	11,576,345
iShares MSCI Australia ETF (c)	10,001,860	264,349,160
iShares MSCI EAFE Value ETF	7,569,749	414,443,758
iShares MSCI Eurozone ETF (c)	6,120,185	292,912,054
iShares MSCI India ETF (c)	120,647	6,609,042
JOHCM International Select Fund Investor Shares	14,448,928	346,629,787
JPMorgan International Research Enhanced Equity ETF (c)	10,085,319	627,710,255
Morgan Stanley Institutional Fund, Inc. International Equity Portfolio Class I	15,281,192	216,534,489
Oakmark International Fund Investor Class	18,057,116	466,595,866
Oakmark International Small Cap Fund Investor Class	950,743	18,682,106
Oberweis International Opportunities Fund Institutional Class	1,417,377	13,309,170
Pear Tree Polaris Foreign Value Fund Class Institutional	10,832,820	256,087,856
T. Rowe Price International Discovery Fund	671,798	44,768,650
Transamerica International Small Cap Value Class I	4,315,823	66,075,251
Victory Trivalent International Small-Cap Fund Class I	4,448,768	69,489,761
WCM Focused International Growth Fund Investor Class	14,366,487	366,058,084
WCM International Small Cap Growth Fund Institutional Class	120,135	2,578,087
WisdomTree Europe Hedged Equity ETF	419,228	18,192,399
WisdomTree Japan Hedged Equity Fund ETF shares (c)	465,136	50,592,843
WisdomTree Japan SmallCap Dividend ETF (c)	331,522	25,815,618
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,368,371,194)		10,562,232,445

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	28,689	1,955,453
Dr Ing hc F Porsche AG (d)(e)	134,853	8,455,528
Volkswagen AG	72,790	6,239,919
		16,650,900
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	95,963	8,189,783
TOTAL GERMANY		24,840,683
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Samsung Fire & Marine Insurance Co Ltd	34	7,102
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $25,617,578)		24,847,785

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 12/12/2024 (j)	4.78 to 4.94	11,760,000	11,745,163
US Treasury Bills 0% 12/19/2024 (j)	4.61 to 4.77	5,700,000	5,687,750
US Treasury Bills 0% 12/26/2024 (j)	4.55	90,000	89,727
US Treasury Bills 0% 12/5/2024 (j)	4.99 to 5.01	1,420,000	1,419,474
US Treasury Bills 0% 2/13/2025 (j)	4.45	10,480,000	10,386,389
US Treasury Bills 0% 2/20/2025 (j)	4.46 to 4.47	530,000	524,827
US Treasury Bills 0% 2/27/2025 (j)	4.44	5,420,000	5,362,597
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,210,004)			35,215,927

Money Market Funds - 6.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.64	30,834,306	30,840,473
Fidelity Securities Lending Cash Central Fund (k)(l)	4.64	219,843,286	219,865,270
State Street Institutional U.S. Government Money Market Fund Premier Class (m)	0.09 to 0.10	1,211,669,680	1,211,669,680
TOTAL MONEY MARKET FUNDS (Cost $1,462,375,423)			1,462,375,423

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $19,383,135,237)	24,010,079,993
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(129,565,593)
NET ASSETS - 100.0%	23,880,514,400

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nikkei 225 Index Contracts (United States)	222	Dec 2024	42,540,750	2,336,185	2,336,185
ICE MSCI EAFE Index Contracts (United States)	8,763	Dec 2024	1,021,634,355	(28,239,936)	(28,239,936)

TOTAL FUTURES CONTRACTS					(25,903,751)
The notional amount of futures purchased as a percentage of Net Assets is 4.5%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $221,350,625 or 0.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $219,676,541 or 0.9% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Affiliated Fund
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,215,928.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	23,056,682	737,940,244	730,155,908	746,941	(545)	-	30,840,473	0.1%
Fidelity Securities Lending Cash Central Fund	445,368,743	3,453,711,263	3,679,214,736	1,539,294	-	-	219,865,270	0.8%
Total	468,425,425	4,191,651,507	4,409,370,644	2,286,235	(545)	-	250,705,743

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund - Class Z	871,545,791	1	-	-	-	66,057,122	937,602,914
Fidelity Advisor International Growth Fund - Class Z	-	129,000,000	-	-	-	3,283,829	132,283,829
Fidelity Advisor International Small Cap Fund - Class Z	34,894,545	-	1,680,474	-	272,703	461,090	33,947,864
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	51,133,370	-	-	-	-	3,199,034	54,332,404
Fidelity Advisor Japan Fund - Class Z	256,648,758	-	-	-	-	19,897,662	276,546,420
Fidelity Diversified International Fund	521,415,928	14,999,999	-	-	-	27,383,665	563,799,592
Fidelity Japan Smaller Companies Fund	88,315,611	-	-	-	-	7,008,271	95,323,882
Fidelity Overseas Fund	732,112,346	39,997,992	829,803,289	-	290,265,042	(232,572,091)	-
Fidelity SAI International Index Fund	378,783,520	354,000,001	45,000,000	-	1,611,657	16,317,771	705,712,949
Fidelity SAI International Low Volatility Index Fund	957,775,040	198,000,008	-	-	-	40,495,547	1,196,270,595
Fidelity SAI International Momentum Index Fund	141,355,041	-	1	-	-	8,448,334	149,803,374
Fidelity SAI International Quality Index Fund	192,739,045	346,000,000	-	-	-	(3,408,519)	535,330,526
Fidelity SAI International Small Cap Index Fund	96,125,276	-	2,500,000	-	(512,441)	6,242,573	99,355,408
Fidelity SAI International Value Index Fund	544,614,922	82,000,001	30,000,000	-	-	31,306,100	627,921,023
Fidelity SAI Japan Stock Index Fund	567,907,585	58,000,000	66,000,000	-	(76,219)	7,961,943	567,793,309
	5,435,366,778	1,221,998,002	974,983,764	-	291,560,742	2,082,331	5,976,024,089

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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